COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions paid	$ 57,313,214	$ 54,038,563	$ 67,664,715
Export and foreign currency operations	1,688,961	1,975,535	1,591,369
Total	$ 59,002,175	$ 56,014,098	$ 69,256,084